Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Performance-Based Option Activity

Performance-based option activity under the 2007 SIP and the 2013 SIP for the periods presented was as follows:

	Shares		Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Options outstanding at December 31, 2015	1,283,368		$13.46	5.2	$—
Granted	—		—	—	—
Exercised	—		—	—	—
Forfeited or expired	(52,942)		(13.46)	—	—
Options outstanding at December 31, 2016	1,230,426		$13.46	4.2	$—
Granted	—		—	—	—
Exercised	(167,202)	(a)	(13.46)	—	—
Forfeited or expired	(25,077)		(13.46)	—	—
Options outstanding at December 31, 2017	1,038,147		$13.46	3.5	$—
Granted	—		—	—	—
Exercised	(663,412)		(13.46)	—	—
Forfeited or expired	(8,358)		(13.46)	—	—
Options outstanding at December 31, 2018	366,377		$13.50	3.1	$7.7
Options exercisable at December 31, 2018	366,377		$13.50	3.1	$7.7

(a)	During the year ended December 31, 2017, certain performance-based options were modified and exercised.

Summary of Term-Based Option Activity

Term-based option activity, including stock options under the 2007 SIP, the 2013 SIP and the 2018 EIP, for the periods presented was as follows:

	Shares	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Options outstanding at December 31, 2015	7,609,658	$16.02	7.3	$14.1
Granted	2,339,238	16.80	—	—
Exercised	—	—	—	—
Forfeited or expired	(176,626)	(16.54)	—	—
Options outstanding at December 31, 2016	9,772,270	$16.20	7.1	$9.9
Granted	2,285,981	17.46	—	—
Exercised	(595,464)	(15.14)	—	—
Forfeited or expired	(468,606)	(16.10)	—	—
Options outstanding at December 31, 2017	10,994,181	$16.52	6.9	$48.8
Granted	5,236,037	23.07	—	—
Exercised	(2,501,983)	(15.26)	—	—
Forfeited or expired	(178,466)	(17.30)	—	—
Options outstanding at December 31, 2018	13,549,769	$19.28	7.5	$206.8
Options exercisable at December 31, 2018	5,731,295	$16.75	5.7	$101.7

Schedule of Other Term-Based Option Activity	Other information pertaining to term-based options is as follows:
	Year Ended December 31,
	2018	2017	2016
Weighted average grant date fair value per share	$7.80	$5.88	$5.74

Schedule of Fair Value of Stock Option Estimated Using Black-Scholes Option Pricing Model

The fair value of the term-based stock options was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2018	2017	2016
Expected volatility	25.0%	30.0%	30.0%
Expected dividend rate	—	—	—
Risk-free interest rate	2.9%	2.3%	1.9%

Summary of Restricted Stock Units Activity

Restricted stock units (“RSUs”) activity, including RSUs under the 2013 SIP and the 2018 EIP, for the periods presented was as follows:

Shares
RSUs outstanding at December 31, 2015	228,572
Granted	29,800
Shares issued upon vesting of RSUs	(76,192)
Forfeited or canceled	—
RSUs outstanding at December 31, 2016	182,180
Granted	500,000
Shares issued upon vesting of RSUs	(76,190)
Forfeited or canceled	—
RSUs outstanding at December 31, 2017	605,990
Granted	164,073
Shares issued upon vesting of RSUs	(105,990)
Forfeited or canceled	—
RSUs outstanding at December 31, 2018	664,073
RSUs releasable at December 31, 2018	125,000

Schedule of Other Information Pertaining to Restricted Stock Units	Other information pertaining to restricted stock units is as follows:
	Year Ended December 31,
	2018	2017	2016
Weighted average grant date fair value per share	$35.55	$17.26	$17.40